FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities - Level 3 of fair value hierarchy [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative assets [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Beginning Balance	£ 927	£ 1,056
Exchange and other adjustments	(27)	7
Losses (gains) recognised in the income statement within other income	81	(84)
Purchases (additions)	4
(Sales) redemptions	(19)	(52)
Transfers into the level 3 portfolio	415
Transfers out of the level 3 portfolio	(518)
Ending Balance	863	927
Derivative assets [Member] | Other Income [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Losses (gains) recognised in the income statement within other income	(14)	(424)
Derivative liabilities [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Beginning Balance	(716)	(804)
Exchange and other adjustments	4	(5)
Losses (gains) recognised in the income statement within other income	(75)	49
Purchases (additions)	(4)	(68)
(Sales) redemptions	47	112
Transfers into the level 3 portfolio	(959)
Transfers out of the level 3 portfolio	336
Ending Balance	(1,367)	(716)
Derivative liabilities [Member] | Other Income [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Losses (gains) recognised in the income statement within other income	£ 18	£ 82